INTANGIBLE ASSETS - Expected amortization expense (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Expected amortization expense
Total	$ 1,679,000
ConnectM Before Business Combination
Expected amortization expense
2024		$ 420,676
2025		306,065
2026		240,851
2027		184,593
2028		156,170
Thereafter		435,074
Total		$ 1,743,429